Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets

	December 31, 2021	December 31, 2020
Cost	(in thousands)
Customer relationships	$4,056,642	$144,251
Order backlog	528,022	39,269
Trade names & brands	204,685	2,766
Patient database	170,525	2,552
Technology assets	121,507	11,173
Total cost	5,081,381	200,011

Accumulated amortization	(370,538)	(133,551)
Net book value	$4,710,843	$66,460

On July 1, 2021, ICON plc announced the completion of its Merger with PRA Health Sciences, Inc. The Merger resulted in the recognition of Customer relationships of $3,915.0 million, Order backlog of $490.0 million, Trade names of $202.0 million, Patient database of $168.0 million and Technology assets of $111.0 million. These assets will be amortized over their expected useful lives of between 3 and 23 years. The valuation and useful lives of these assets remains provisional at December 31, 2021. In total, $223.5 million has been amortized in the period since the date of acquisition.

On January 22, 2020 a subsidiary of the Company, ICON Investments Limited acquired 100% of the equity share capital of the MedPass Group. MedPass is the leading European medical device CRO, regulatory and reimbursement consultancy, that specializes in medical device development and market access. The acquisition of MedPass further enhances ICON’s Medical Device and Diagnostic Research services, through the addition of new regulatory and clinical capabilities in Europe. On acquisition, certain customer relationships and order backlog identified, which were valued at $11.7 million and $2.9 million respectively, were recognized and are being amortized over approximately 13 years and 3 years, the estimated period of benefit. In total, $2.0 million has been amortized in the period to December 31, 2021 relating to the acquisition.

Future intangible asset amortization expense for the years ended December 31, 2022 to December 31, 2026 is as follows:

Year Ended December 31, 2021
(in thousands)
2022	$456,973
2023	454,235
2024	338,463
2025	222,191
2026	208,175
$1,680,037